Interim Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 8,838	$ 7,853	$ 26,077	$ 22,264